Provisions - Summary of Provisions (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provisions By Type [Abstract]
Provision for self-insured liabilities	CAD 72.5	CAD 69.4
Provisions for claims	18.9	25.2
Onerous contracts	4.8	10.8
End of employment benefit plans	13.6	11.3
Provisions	109.8	116.7
Provisions	109.8	116.7
Less current portion	28.1	36.0
Long-term portion	CAD 81.7	CAD 80.7